Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 542,873,161	$ 53,293,212	$ 266,812,386	$ 27,532	$ 1,410,946	$ 5,743,692	$ 870,160,928
Lower Cove
Total		218,690					218,690
El Placer CBF-152
Total		1,224,741					1,224,741
El Suspiro
Total	91,171,751						91,171,751
Germania I
Total			458,007				458,007
Germania II
Total	20,134,813						20,134,813
La Esperanza
Total	1,974,443						1,974,443
Mina San Jorge
Total	397,565						397,565
Mina Apulo
Total			827,601				827,601
La Esmeralda (4205)
Total	1,905,224						1,905,224
La Esmeralda (6823)
Total			286,956				286,956
Maceo
Total	534,899						534,899
Sopetran
Total	197,345						197,345
Sopetran One
Total			283,556				283,556
El Suspiro One
Total	409,113						409,113
Cartago
Total	131,795						131,795
Cartago One
Total	128,546						128,546
Cartago Two
Total			335,669				335,669
Germania I One
Total	123,505						123,505
Distribution Center
Total	103,089						103,089
Osoje Sv. Jure - Sv. Kajo National
Total			353,419				353,419
Osoje Sv. Jure - Sv. Kajo National One
Total						1,050,229	1,050,229
Osoje Sv. Jure - Sv. Kajo National Two
Total						1,023,877	1,023,877
Osoje Sv. Jure - Sv. Kajo National Three
Total	555,157						555,157
Osoje Sv. Jure - Sv. Kajo National Four
Total	2,667,363						2,667,363
Osoje Sv. Jure - Sv. Kajo National Five
Total			519,511				519,511
Osoje Sv. Jure - Sv. Kajo National Six
Total	1,145,913						1,145,913
Osoje Sv. Jure - Sv. Kajo Subnational-Split
Total	39,136,171						39,136,171
Osoje Sv. Jure - Sv. Kajo Subnational-Split One
Total	125,832						125,832
Kostelec u Heřmanova Městce
Total			106,621				106,621
Prachovice
Total	21,694,128						21,694,128
Bílkovice
Total	788,147						788,147
Zaječí
Total	746,728						746,728
Smiřice
Total			213,286				213,286
Kostelec u Heřmanova Městce One
Total	780,783						780,783
Bainsa National
Total	60,572,931						60,572,931
Bainsa National One
Total	6,330,779						6,330,779
Bainsa National Two
Total	109,506						109,506
Bainsa National Three
Total	156,462						156,462
Bainsa National Four
Total						1,802,265	1,802,265
Bainsa National Five
Total	105,054						105,054
Bainsa National Six
Total	31,880,874						31,880,874
Bainsa Subnational - Barahona
Total			174,659				174,659
Proyect 1251 National
Total			2,336,661				2,336,661
Proyect 1252 National
Total	4,028,183						4,028,183
Proyect 1254 National
Total			635,740				635,740
Proyect 2091 National
Total			7,831,124				7,831,124
Proyect 22150107 National
Total			13,859,141				13,859,141
Proyect 22150107 National One
Total			13,210,439				13,210,439
Proyect 22150107 National Two
Total			411,795				411,795
Proyect 22150107 National Three
Total			214,805				214,805
Proyect 22150107 National Four
Total	104,983						104,983
Proyect 22150107 National Five
Total	14,263,346						14,263,346
Proyect 22150107 National Six
Total	2,502,190						2,502,190
Proyect 1251 Subnational - Assuit
Total			125,680				125,680
Proyect 1252 Subnational - Assuit
Total			362,088				362,088
Proyect 1254 Subnational - Assuit
Total			131,367				131,367
Proyect 2091 Subnational - Assuit
Total	843,719						843,719
Villemanoche 2 et 3 National
Total			3,398,784				3,398,784
Beauvilliers 3 - ELG National
Total	15,976,640						15,976,640
Anneville / Bardouville, MB et Le Marais Subnational – Normandie
Total			281,950				281,950
Berville / le Haridon Subnational – Normandie
Total						149,560	149,560
Balloy / Vimpelles (SDB) Subnational - Ile de France
Total			300,039				300,039
La Motte Tilly Subnational - Ile de France
Total	206,352						206,352
Albi Subnational - Occitania
Total			247,262				247,262
Chambéon Subnational - Rhône Alpes
Total			190,310				190,310
Rüdersdorf National
Total					1,215,017		1,215,017
Burgstall National
Total	2,929,227						2,929,227
Burgstall Subnational - Bayern
Total	1,407,003						1,407,003
Rosing Subnational - Bayern
Total	750,867						750,867
Weichering Subnational - Bayern
Total	442,873						442,873
Wellmersdorf Subnational - Bayern
Total	118,585						118,585
Helmstadt (Hard Rock, Limestone, no cement grade) Subnational - Bayern
Total			131,288				131,288
Helmstadt (Hard Rock, Limestone, no cement grade) Subnational - Bayern One
Total			202,383				202,383
Helmstadt (Hard Rock, Limestone, no cement grade) Subnational - Bayern Two
Total	278,602						278,602
Rüdersdorf Subnational - Brandenburg
Total	1,825,511						1,825,511
Kraatz Subnational - Brandenburg
Total	24,470,197						24,470,197
Kraatz Subnational - Brandenburg One
Total			732,781				732,781
Kraatz Subnational - Brandenburg Two
Total	989,848						989,848
Hohenmin Subnational - Mecklenburg-Vorpommern Subnational - Thüringen
Total	300,183						300,183
Kotzow Subnational - Mecklenburg-Vorpommern Subnational - Thüringen
Total					187,854		187,854
Steinwalde Subnational - Mecklenburg-Vorpommern Subnational - Thüringen
Total	108,314						108,314
Breitungen Subnational - Mecklenburg-Vorpommern Subnational - Thüringen
Total						436,924	436,924
Parey Subnational - Sachsen-Anhalt
Total	205,403						205,403
Bonnewitz Subnational - Sachsen
Total	233,918						233,918
Ebersbach Subnational - Sachsen
Total	788,045						788,045
Friedrichswalde Subnational - Sachsen
Total	183,805						183,805
Grenzland Subnational - Sachsen
Total	111,497						111,497
Modiim National
Total						145,143	145,143
Gilboa National
Total		18,533,528					18,533,528
Golani National
Total		30,139,688					30,139,688
Kadarim National
Total	12,743,033						12,743,033
Gilboa Subnational North
Total	639,203						639,203
Golani Subnational North
Total	149,954						149,954
Kadarim Subnational North
Total	298,316						298,316
Shfeya Subnational North
Total	369,738						369,738
Shfeya Subnational North One
Total	1,690,676						1,690,676
Shfeya Subnational North Two
Total	343,327						343,327
Shfeya Subnational North Three
Total	137,074						137,074
Shfeya Subnational North Four
Total	135,966						135,966
Shfeya Subnational North Five
Total	142,657						142,657
Dragot Subnational - South
Total	129,593						129,593
Nahal Shlomo Subnational - South
Total	211,649						211,649
Nahal Shlomo Subnational - South One
Total	751,427						751,427
Nahal Shlomo Subnational - South Two
Total	149,049						149,049
Nahal Shlomo Subnational - South Three
Total	288,325						288,325
Nahal Shlomo Subnational - South Four
Total	408,645						408,645
Nahal Shlomo Subnational - South Five
Total	212,399						212,399
Nahal Shlomo Subnational - South Six
Total	132,051						132,051
Nahal Shlomo Subnational - South Seven
Total	4,735,053						4,735,053
Nahal Shlomo Subnational - South Eight
Total	136,902						136,902
Nahal Shlomo Subnational - South Nine
Total	112,067						112,067
Nahal Shlomo Subnational - South Ten
Total	338,268						338,268
Nahal Shlomo Subnational - South Eleven
Total	136,486						136,486
Nahal Shlomo Subnational - South Twelve
Total	105,535						105,535
Nahal Shlomo Subnational - South Thirteen
Total	120,823						120,823
Modiim Subnational - Center
Total	2,495,835						2,495,835
Modiim Subnational - Center One
Total	102,653						102,653
Cambridge Quarry National
Total	13,254,735						13,254,735
EL Diamante National
Total	11,733,569						11,733,569
Becerra National
Total		3,134,963					3,134,963
Cantera Calzada Larga National
Total	371,701						371,701
Cantera Norte National
Total			119,516				119,516
Cantera Sur National
Total						349,345	349,345
Rancho Mina National
Total			105,792				105,792
Becerra Subnational - Municipio de Panama
Total	106,738						106,738
Project MPSA 013/286/335 National
Total	14,638,391		11,215				14,649,606
Project MPSA 093 National
Total			558,683				558,683
Calabar MP14 National
Total			1,183,306				1,183,306
Proyect MPSA 013/286/335 Subnational - Cebu
Total	384,985		1,685				386,670
Proyect MPSA 093 Subnational - Cebu
Total	127,401		80,913				208,314
Proyect MPSA 093 Subnational - Cebu One
Total			259,016				259,016
Proyect MPSA 093 Subnational - Cebu Two
Total			342,180				342,180
Calabar MP14 Subnational - Rizal
Total	730,642		1,131,065				1,861,707
Proyect MPSA 116 Subnational - Rizal
Total	156,237		139				156,376
Chalk Quarry Chelm National
Total	1,319,017						1,319,017
Limestone Quarry Rudniki National
Total			553,970				553,970
Borzęcin National
Total			249,450				249,450
Borowce National
Total			259,539				259,539
Łagów dolomite quarry
Total	3,840,000						3,840,000
Chalk Quarry Chelm Subnational - Lubelskie
Total	2,141,139		317,677				2,458,816
Limestone Quarry Rudniki Subnational -Slaskie
Total			606,448				606,448
Bierawa Subnational -Slaskie
Total			204,761				204,761
Jaroszowiec Subnational -Slaskie
Total	285,958		80,856				366,814
Jaroszowiec Subnational -Slaskie One
Total	921,707		139				921,846
Jaroszowiec Subnational -Slaskie Two
Total			403,083				403,083
Borzecin Subnational -Lesser Poland
Total			593,373				593,373
Borzecin Subnational -Lesser Poland One
Total	80,895		270,704				351,599
Borzecin Subnational -Lesser Poland Two
Total			780,985				780,985
Borowce Subnational - Mazovia
Total	133,644		45,889				179,533
Mirowo Subnational - Pomerania
Total	199,547		8,397				207,944
Mirowo Subnational - Pomerania One
Total	114,774		45,441				160,215
Mirowo Subnational - Pomerania Two
Total	109,462		71,572				181,034
Mayo Quarry
Total	1,438,011						1,438,011
Baja California National
Total	4,208		329,269				333,477
Baja California National One
Total			76,969,382				76,969,382
Campeche National
Total			169,609				169,609
Campeche National One
Total			11,024,311				11,024,311
Campeche National Two
Total			79,400,404				79,400,404
Campeche National Three
Total	54,697,940						54,697,940
Marine terminal National
Total			626,982				626,982
Kensworth Quarry National One
Total			4,364				4,364
Demopolis
Total	12,339,917						12,339,917
South Ferriby - Middlegate Quarry National Two
Total			276,288				276,288
Marine terminal National One
Total			849,420				849,420
South Ferriby - Middlegate Quarry National Three
Total			1,370				1,370
Marine terminal National Two
Total			1,501,427	14,581			1,516,008
Marine terminal National Three
Total			841,793				841,793
Brooksville North
Total			1,031,909				1,031,909
Brooksville South
Total			348,916				348,916
Miami
Total			464,754				464,754
Coahuila National
Total	500,265		2,240,782	$ 12,951	6,984		2,760,983
19th Ave Sand & Gravel
Total			147,112				147,112
75th Ave S&G
Total	1,380,000						1,380,000
Apex S&G
Total			103,061				103,061
Lyons Sandstone quarry
Total			750,237				750,237
Pete Lien Roberts quarry (Lyons)
Total			155,212				155,212
Alvic (Victorville) [Member]
Total			886,013				886,013
SERRETA LARGA
Total	1,014,000						1,014,000
Mud Hills [Member]
Total			133,998				133,998
Calmo
Total			1,001,007				1,001,007
Silica quarry (Victorville)
Total			582,311				582,311
Victorville (Black Mountain)
Total						476,100	476,100
Southam Quarry National One
Total			1,131,474				1,131,474
Black Mountain
Total			404,978				404,978
Jesse Morrow Mountain
Total			517,156				517,156
Datchet National One
Total			17,797				17,797
Marine terminal
Total			118,096				118,096
Begues
Total			326,112				326,112
Lemon Cove S&G
Total						125,884	125,884
Lytle Creek S&G
Total	2,832,481						2,832,481
4411 Paiute Aggregates
Total	6,658		126,175				132,834
Langley Airfield National One
Total			1,399,309				1,399,309
Maidenhead Taplow National
Total			131,831				131,831
West Deeping National
Total			12,575				12,575
Forest Hill National
Total			9,194				9,194
Raynes
Total			20,899				20,899
Balcones
Total						$ 184,364	184,364
Dove Holes National
Total			7,580				7,580
Willington National
Total			11,668				11,668
Blum Quarry Seguin Clay pit (Balcones)
Total	1,870,350						1,870,350
Bradwell National
Total			23,080				23,080
Other facilities relating to the processing and commercialization of minerals
Total	157,803						157,803
Halkyn National
Total			12,066				12,066
Knoxville
Total	950,000						950,000
Bickton National
Total			6,049				6,049
Bramshill National
Total			74,057				74,057
1344 Deerfield Sand Mine
Total	502,977						502,977
Hamble Airfield National
Total	1,220,000						1,220,000
4907 Castle Hayne
Total	1,475,000						1,475,000
Dove Holes Subnational-Derbyshire
Total	105,952						105,952
Willington Subnational-Derbyshire
Total	1,185,300						1,185,300
Willington Subnational-Derbyshire One
Total	293,361						293,361
Bickton Subnational-Hampshire
Total	142,039						142,039
Arcilla Fabrica Subnational-Baja California
Total	271,642		39,576				311,218
Punta China Subnational-Baja California
Total			320,905				320,905
Cerro Jardin Subnational-Hidalgo
Total	1,150,033		1,325,094				2,475,127
Bramshill Subnational-Hampshire
Total	210,879						210,879
Cerro Pardo Subnational-Hidalgo
Total	512,053	29,630					541,683
Hamble Airfiel Subnational-Hampshire
Total			139,705				139,705
Hamer Warren Subnational-Hampshire
Total	272,891						272,891
Bradwell Subnational-Essex
Total	522,649						522,649
La Loma-Querétaro (Basalto) Subnational-Queretaro
Total	59,331		105,265				164,596
ATM Subnational-Nuevo León
Total	1,008,260	1,619					1,009,879
Bradwell Subnational-Essex One
Total	692,640						692,640
Bradwell Subnational-Essex Two
Total	964,754						964,754
El Yeso & La Esperanza. Gypsum Mine Subnational-Nuevo León
Total	100,696						100,696
Lutita Potrero Chico Subnational-Nuevo León
Total			668,964				668,964
Kensworth Quarry Subnational-Bedfordshire
Total	493,264						493,264
Charing
Total	361,467						361,467
Denge
Total	128,279						128,279
Xtepen Subnational-Yucatán
Total	447,814	4,645					452,459
Sandgate
Total	129,860						129,860
Other facilities relating to the processing and commercialization of minerals Subnational-Yucatán
Total	713,926	2,276	571,017				1,287,218
Cerrito Blanco. Gypsum Mine Subnational-Sonora
Total	100,501						100,501
Brighton Depot
Total	117,128						117,128
Cerro Prieto & Santa Teresa Subnational-Sonora
Total			1,108,163				1,108,163
Swinderby
Total	119,782						119,782
South Ferriby-Middlegate Quarry Subnational-Lincolnshire
Total	260,490						260,490
South Ferriby-Middlegate Quarry Subnational-Lincolnshire One
Total	105,244						105,244
Cristian & Cristian 2. Gypsum Mine Subnational-Puebla
Total	215,959						215,959
San Antonio. Gypsum Mine Subnational-Puebla
Total	196,781						196,781
South Ferriby-Middlegate Quarry Subnational-Lincolnshire Two
Total	350,748						350,748
San Vicente (Andesita) Subnational-Estado de Mexico
Total	188,887						188,887
Ryall
Total	226,681						226,681
San Vicente (Andesita) Subnational-Estado de Mexico One
Total	279,355						279,355
Fatima. Fluorite mine Subnational-Coahuila de Zaragoza
Total	132,953						132,953
Barton
Total	147,422						147,422
Cromwell Quarry Subnational-Nottinghamshire
Total	248,031						248,031
El Yeso,1a y2a Ampliacion de El Yeso. Gypsum Mine Subnational-Jalisco
Total			255,480				255,480
Cromwell Quarry Subnational-Nottinghamshire One
Total	126,048						126,048
Datchet Subnational-Berkshire
Total	383,109						383,109
Maidenhead Taplow Subnational-Berkshire
Total	114,595		8,052				122,647
Cancún III - Owned Subnational-Quintana Roo
Total	326,436	$ 3,433	32,747		$ 1,090		363,706
Bodega CMA Supply Mexico City Subnational-Ciudad de Mexico
Total	234,901		194,538				429,439
Langley Airfield Subnational-Berkshire
Total			191,902				191,902
Southam Quarry Subnational-Warwickshire
Total	1,738,803						1,738,803
Berkswell Subnational-Warwickshire
Total	149,768						95,067
Berkswell Subnational-Warwickshire One
Total	330,023						330,023
Berkswell Subnational-Warwickshire Two
Total	179,454						179,454
EN0D - Serivicios Promexma GAN Subnational-Ciudad de Mexico
Total	652,579		9,488				662,066
West Deeping Subnational-Cambridgeshire
Total	195,998		13,628				209,627
Hatfiel Subnational-Hertfordshire
Total	112,155						112,155
Hatfiel Subnational-Hertfordshire One
Total	263,982						263,982
Alrewas
Total	149,768						149,768
Forest Hill Subnational-Cheshire
Total	100,680						100,680
Halkyn Subnational-Flintshire
Total	132,318		15,072				147,390
Egham - White Hall Farm
Total	115,855						115,855
Shepperton
Total	200,997						200,997
Salford Depot
Total	177,689						177,689
Sheffield Depot
Total	105,404						105,404
Greenwich Light East (Marine)
Total	403,762						403,762
Other facilities relating to the processing and commercialization of minerals Subnacionational
Total	$ 18,967		$ 120,691				$ 139,658